Consolidated Statements of Changes in Equity shares in Thousands, $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Share capital [member] TWD ($) shares	Share capital [member] USD ($) shares	Capital surplus [member] TWD ($)	Capital surplus [member] USD ($)	Legal reserve [member] TWD ($)	Legal reserve [member] USD ($)	Special reserve [member] TWD ($)	Special reserve [member] USD ($)	Unappropriated earnings [member] TWD ($)	Unappropriated earnings [member] USD ($)	Retained earnings [member] TWD ($)	Retained earnings [member] USD ($)	Exchange differences on translating foreign operations [member] TWD ($)	Exchange differences on translating foreign operations [member] USD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] TWD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] USD ($)	Gain loss on hedging instrument [Member] TWD ($)	Gain loss on hedging instrument [Member] USD ($)	Unearned Employee Compensation [Member] TWD ($)	Equity Directly Associated with Disposal Groups Held for Sale [member] TWD ($)	Equity Directly Associated with Disposal Groups Held for Sale [member] USD ($)	Other equity[member] TWD ($)	Other equity[member] USD ($)	Treasury shares [member] TWD ($)	Treasury shares [member] USD ($)	Equity Attributable to Owners of the Company [member] TWD ($)	Equity Attributable to Owners of the Company [member] USD ($)	Non-controlling interests [member] TWD ($)	Non-controlling interests [member] USD ($)
Beginning balance at Dec. 31, 2020	$ 231,737,116		$ 43,515,920		$ 139,767,550		$ 3,901,384		$ 10,847,697		$ 30,084,965		$ 44,834,046		$ (11,641,939)		$ 2,027,902		$ (429,265)					$ (10,043,302)		$ (1,959,107)		$ 216,115,107		$ 15,622,009
Beginning balance, shares at Dec. 31, 2020 | shares			4,351,592	4,351,592
Appropriation of earnings
Legal reserve							2,398,814				(2,398,814)
Special reserve									(1,278,670)		1,278,670
Cash dividends distributed by the Company	(18,389,856)										(18,389,856)		(18,389,856)															(18,389,856)
Total appropriation of earnings	(18,389,856)						2,398,814		(1,278,670)		(19,510,000)		(18,389,856)															(18,389,856)
Change from investments in associates accounted for using the equity method	(30,533)				(30,533)						450,054		450,054				(450,054)							(450,054)				(30,533)
Other changes in the capital surplus	1,633				1,633																							1,633
Net profit for the year	62,249,997										60,150,167		60,150,167															60,150,167		2,099,830
Other comprehensive income (loss) for the year, net of income tax	406,016										25,842		25,842		(3,751,707)		3,654,754		551,098					454,145				479,987		(73,971)
Total comprehensive income (loss)	62,656,013										60,176,009		60,176,009		(3,751,707)		3,654,754		551,098					454,145				60,630,154		2,025,859
Buy-back of ordinary shares	(5,529,255)																									(5,529,255)		(5,529,255)
Cash dividends received by subsidiaries from the Company	305,737				305,737																							305,737
Disposal of subsidiary																														0
Differences between consideration and carrying amount arising from acquisition of subsidiaries																														0
Changes in percentage of ownership interest in subsidiaries	(5,337,683)				(58,448)						(2,530,714)		(2,530,714)															(2,589,162)		(2,748,521)
Issue of ordinary shares under employee share options	3,054,372		$ 570,582		3,648,781																$ (1,164,991)			(1,164,991)				3,054,372
Issue of ordinary shares under employee share options (Shares) | shares			57,058	57,058
Cash dividends distributed by subsidiaries	(1,062,529)																													(1,062,529)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	372,846				58,448																							58,448		314,398
Issue of convertible bonds by subsidiary	393,199																													393,199
Disposal of investments in equity instruments at fair value through other comprehensive income											1,042,241		1,042,241				(1,042,241)							(1,042,241)
Ending balance at Dec. 31, 2021	268,171,060		$ 44,086,502		143,693,168		6,300,198		9,569,027		69,712,555		85,581,780		(15,393,646)		4,190,361		121,833		(1,164,991)			(12,246,443)		(7,488,362)		253,626,645		14,544,415
Ending balance, shares at Dec. 31, 2021 | shares			4,408,650	4,408,650
Appropriation of earnings
Legal reserve							6,282,762				(6,282,762)
Special reserve									798,025		(798,025)
Cash dividends distributed by the Company	(30,501,981)										(30,501,981)		(30,501,981)															(30,501,981)
Total appropriation of earnings	(30,501,981)						6,282,762		798,025		(37,582,768)		(30,501,981)															(30,501,981)
Donations from shareholders	471,894				471,894																							471,894
Change from investments in associates accounted for using the equity method	7,623				7,623						152,102		152,102				(152,102)							(152,102)				7,623
Other changes in the capital surplus	1,186				1,186																							1,186
Net profit for the year	64,618,094										61,501,545		61,501,545															61,501,545		3,116,549
Other comprehensive income (loss) for the year, net of income tax	8,632,472										895,896		895,896		9,864,258		(2,953,279)		398,448					7,309,427				8,205,323		427,149
Total comprehensive income (loss)	73,250,566										62,397,441		62,397,441		9,864,258		(2,953,279)		398,448					7,309,427				69,706,868		3,543,698
Buy-back of ordinary shares	(205,608)																									(205,608)		(205,608)
Cancelation of treasury shares			$ (550,000)		(2,463,716)						(2,721,147)		(2,721,147)													5,734,863
Cancelation of treasury shares, shares | shares			(55,000)	(55,000)
Cash dividends received by subsidiaries from the Company	38,404				38,404																							38,404
Disposal of subsidiary																														0
Differences between consideration and carrying amount arising from acquisition of subsidiaries																														0
Changes in percentage of ownership interest in subsidiaries	(532,922)				(8,963)						(211,184)		(211,184)															(220,147)		(312,775)
Issue of ordinary shares under employee share options	1,618,328		$ 143,339		742,845																732,144			732,144				1,618,328
Issue of ordinary shares under employee share options (Shares) | shares			14,334	14,334
Cash dividends distributed by subsidiaries	(575,089)																													(575,089)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	440,920				125,049																							125,049		315,871
Issue of convertible bonds by subsidiary	1,092,004																													1,092,004
Disposal of investments in equity instruments at fair value through other comprehensive income											(190,525)		(190,525)				190,525							190,525
Ending balance at Dec. 31, 2022	313,276,385		$ 43,679,841		142,607,490		12,582,960		10,367,052		91,556,474		114,506,486		(5,529,388)	$ (180,581)	1,275,505		520,281		(432,847)			(4,166,449)		(1,959,107)		294,668,261		18,608,124	$ 607,711
Ending balance, shares at Dec. 31, 2022 | shares			4,367,984	4,367,984
Appropriation of earnings
Legal reserve							6,001,564				(6,001,564)
Special reserve									(6,845,501)		6,845,501
Cash dividends distributed by the Company	(38,482,083)										(38,482,083)		(38,482,083)															(38,482,083)
Total appropriation of earnings	(38,482,083)						6,001,564		(6,845,501)		(37,638,146)		(38,482,083)															(38,482,083)
Change from investments in associates accounted for using the equity method	3,255				3,255																							3,255
Other changes in the capital surplus	87				87																							87
Net profit for the year	37,307,860	$ 1,218,415									35,457,908		35,457,908															35,457,908		1,849,952
Other comprehensive income (loss) for the year, net of income tax	449,350	14,675									(32,134)		(32,134)		(1,505,241)		2,347,561	$ 76,668	(242,840)			$ (4,676)		594,804				562,670		(113,320)
Total comprehensive income (loss)	37,757,210	1,233,090									35,425,774		35,425,774		(1,505,241)		2,347,561		(242,840)			(4,676)		594,804				36,020,578		1,736,632
Cash dividends received by subsidiaries from the Company	641,387				641,387																							641,387
Disposal of subsidiary	(295,895)																													(295,895)	(9,663)
Differences between consideration and carrying amount arising from acquisition of subsidiaries	427,913																													427,913	13,974
Issue of ordinary shares under employee share options	1,537,850		$ 174,657		929,634						712		712								$ 432,847			432,847				1,537,850
Issue of ordinary shares under employee share options (Shares) | shares			17,466	17,466
Cash dividends distributed by subsidiaries	(912,261)																													(912,261)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	384,513				90,773																							90,773		293,740
Issue of convertible bonds by subsidiary	412,294																													412,294
Reversal of special reserve appropriated at the first-time adoption of IFRS Accounting Standards									(561,978)		561,978
Disposal of investments in equity instruments at fair value through other comprehensive income											73,418		73,418				(73,418)							(73,418)
Ending balance at Dec. 31, 2023	$ 314,750,655	$ 10,279,251	$ 43,854,498	$ 1,432,218	$ 144,272,626	$ 4,711,712	$ 18,584,524	$ 606,941	$ 2,959,573	$ 96,655	$ 89,980,210	$ 2,938,609	$ 111,524,307	$ 3,642,205	$ (7,034,629)	$ (229,740)	$ 3,549,648	$ 115,926	$ 277,441	$ 9,061		$ (4,676)	$ (153)	$ (3,212,216)	$ (104,906)	$ (1,959,107)	$ (63,981)	$ 294,480,108	$ 9,617,248	$ 20,270,547	$ 662,003
Ending balance, shares at Dec. 31, 2023 | shares			4,385,450	4,385,450